Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Automobiles-4.24%
Lucid Group, Inc.(b)	24,091,218	$413,405,301
Tesla, Inc.(b)	9,019,902	6,074,182,405
		6,487,587,706
Beverages-3.11%
Keurig Dr Pepper, Inc.	20,490,262	725,150,372
Monster Beverage Corp.(b)	7,650,870	709,235,649
PepsiCo, Inc.	19,972,238	3,328,573,185
		4,762,959,206
Biotechnology-4.36%
Amgen, Inc.	7,716,283	1,877,371,654
Biogen, Inc.(b)	2,115,439	431,422,630
Gilead Sciences, Inc.	18,117,972	1,119,871,849
Moderna, Inc.(b)	5,745,482	820,742,104
Regeneron Pharmaceuticals, Inc.(b)	1,560,426	922,414,621
Seagen, Inc.(b)	2,658,866	470,459,750
Vertex Pharmaceuticals, Inc.(b)	3,694,263	1,041,006,371
		6,683,288,979
Commercial Services & Supplies-0.60%
Cintas Corp.	1,478,044	552,093,776
Copart, Inc.(b)	3,433,055	373,035,756
		925,129,532
Communications Equipment-1.67%
Cisco Systems, Inc.	59,814,411	2,550,486,485
Electric Utilities-1.42%
American Electric Power Co., Inc.	7,417,983	711,681,289
Constellation Energy Corp.	4,715,857	270,029,972
Exelon Corp.	14,158,651	641,670,063
Xcel Energy, Inc.	7,867,307	556,690,643
		2,180,071,967
Entertainment-1.79%
Activision Blizzard, Inc.	11,293,912	879,343,988
Electronic Arts, Inc.	4,042,923	491,821,583
NetEase, Inc., ADR (China)	2,623,952	244,972,159
Netflix, Inc.(b)	6,417,333	1,122,199,022
		2,738,336,752
Food & Staples Retailing-2.31%
Costco Wholesale Corp.	6,402,203	3,068,447,854
Walgreens Boots Alliance, Inc.	12,476,841	472,872,274
		3,541,320,128
Food Products-1.25%
Kraft Heinz Co. (The)	17,680,786	674,345,178
Mondelez International, Inc., Class A	19,990,144	1,241,188,041
		1,915,533,219
Health Care Equipment & Supplies-1.41%
Align Technology, Inc.(b)	1,138,316	269,405,248
DexCom, Inc.(b)	5,669,564	422,552,605
IDEXX Laboratories, Inc.(b)	1,213,453	425,594,371
Intuitive Surgical, Inc.(b)	5,184,954	1,040,672,117
		2,158,224,341
Hotels, Restaurants & Leisure-2.24%
Airbnb, Inc., Class A(b)	5,521,486	491,853,973
Booking Holdings, Inc.(b)	586,790	1,026,289,842
Marriott International, Inc., Class A	4,727,694	643,013,661
Starbucks Corp.	16,566,461	1,265,511,956
		3,426,669,432
	Shares	Value
Industrial Conglomerates-1.12%
Honeywell International, Inc.	9,832,888	$1,709,054,263
Interactive Media & Services-11.26%
Alphabet, Inc., Class A(b)	2,618,617	5,706,647,283
Alphabet, Inc., Class C(b)	2,728,401	5,968,240,768
Baidu, Inc., ADR (China)(b)	3,121,806	464,306,206
Match Group, Inc.(b)	4,125,242	287,488,115
Meta Platforms, Inc., Class A(b)	29,900,452	4,821,447,885
		17,248,130,257
Internet & Direct Marketing Retail-7.23%
Amazon.com, Inc.(b)	88,582,556	9,408,353,273
eBay, Inc.	8,086,676	336,971,789
JD.com, Inc., ADR (China)	7,320,068	470,094,767
MercadoLibre, Inc. (Brazil)(b)	727,694	463,446,478
Pinduoduo, Inc., ADR (China)(b)	6,402,083	395,648,729
		11,074,515,036
IT Services-3.15%
Automatic Data Processing, Inc.	6,034,165	1,267,416,017
Cognizant Technology Solutions Corp., Class A	7,528,155	508,075,181
Fiserv, Inc.(b)	9,336,847	830,699,277
Okta, Inc.(b)	2,177,464	196,842,746
Paychex, Inc.	5,214,725	593,800,736
PayPal Holdings, Inc.(b)	16,727,344	1,168,237,705
VeriSign, Inc.(b)	1,582,335	264,772,115
		4,829,843,777
Life Sciences Tools & Services-0.27%
Illumina, Inc.(b)	2,269,254	418,359,667
Machinery-0.27%
PACCAR, Inc.	5,022,115	413,520,949
Media-2.62%
Charter Communications, Inc., Class A(b)	2,424,651	1,136,021,733
Comcast Corp., Class A	64,575,376	2,533,937,754
Sirius XM Holdings, Inc.	56,855,391	348,523,547
		4,018,483,034
Multiline Retail-0.33%
Dollar Tree, Inc.(b)	3,243,630	505,519,736
Pharmaceuticals-0.36%
AstraZeneca PLC, ADR (United Kingdom)	8,347,285	551,505,120
Professional Services-0.26%
Verisk Analytics, Inc.	2,280,838	394,790,249
Road & Rail-0.87%
CSX Corp.	31,406,250	912,665,625
Old Dominion Freight Line, Inc.	1,637,354	419,621,083
		1,332,286,708
Semiconductors & Semiconductor Equipment-14.80%
Advanced Micro Devices, Inc.(b)	23,407,515	1,789,972,672
Analog Devices, Inc.	7,508,368	1,096,897,481
Applied Materials, Inc.	12,565,982	1,143,253,042
ASML Holding N.V., New York Shares (Netherlands)	1,237,343	588,826,787
Broadcom, Inc.	5,897,460	2,865,045,043
Intel Corp.	59,063,735	2,209,574,326
KLA Corp.	2,155,607	687,811,082
Lam Research Corp.	2,003,649	853,855,021
Marvell Technology, Inc.	12,276,415	534,392,345
Microchip Technology, Inc.	8,009,558	465,195,129
Micron Technology, Inc.	16,129,754	891,652,801
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2022
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
NVIDIA Corp.	30,631,871	$4,643,485,325
NXP Semiconductors N.V. (China)	3,792,614	561,420,650
QUALCOMM, Inc.	16,177,873	2,066,561,497
Skyworks Solutions, Inc.	2,324,520	215,343,533
Texas Instruments, Inc.	13,319,798	2,046,586,963
		22,659,873,697
Software-17.65%
Adobe, Inc.(b)	6,825,011	2,498,363,527
ANSYS, Inc.(b)	1,256,540	300,677,457
Atlassian Corp. PLC, Class A(b)	2,065,434	387,062,331
Autodesk, Inc.(b)	3,142,059	540,308,466
Cadence Design Systems, Inc.(b)	3,983,197	597,599,046
Crowdstrike Holdings, Inc., Class A(b)	3,081,846	519,475,962
Datadog, Inc., Class A(b)	4,089,338	389,468,551
DocuSign, Inc.(b)	2,887,492	165,684,291
Fortinet, Inc.(b)	11,593,621	655,967,076
Intuit, Inc.	4,074,499	1,570,474,894
Microsoft Corp.	65,115,529	16,723,621,313
Palo Alto Networks, Inc.(b)	1,439,198	710,877,460
Splunk, Inc.(b)	2,324,143	205,593,690
Synopsys, Inc.(b)	2,209,561	671,043,676
Workday, Inc., Class A(b)	2,874,481	401,220,058
Zoom Video Communications, Inc., Class A(b)	3,635,786	392,555,814
Zscaler, Inc.(b)	2,037,886	304,684,336
		27,034,677,948
	Shares	Value
Specialty Retail-0.62%
O’Reilly Automotive, Inc.(b)	949,380	$599,780,309
Ross Stores, Inc.	5,075,693	356,465,919
		956,246,228
Technology Hardware, Storage & Peripherals-12.58%
Apple, Inc.	140,914,809	19,265,872,687
Textiles, Apparel & Luxury Goods-0.32%
lululemon athletica, inc.(b)	1,773,995	483,608,777
Trading Companies & Distributors-0.27%
Fastenal Co.	8,314,371	415,053,400
Wireless Telecommunication Services-1.59%
T-Mobile US, Inc.(b)	18,107,447	2,436,175,919
TOTAL INVESTMENTS IN SECURITIES-99.97% (Cost $213,822,954,006)		153,117,125,199
OTHER ASSETS LESS LIABILITIES-0.03%		43,861,264
NET ASSETS-100.00%		$153,160,986,463

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2022, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.